Summary of Fair Value and Related Notional Amounts of Derivative Instruments (Detail) - USD ($) $ in Millions		Dec. 31, 2015	Dec. 31, 2014
Summary of fair value of derivative instruments
Derivative asset, Fair value		$ 570	$ 3,042
Derivative liability, Fair value		106	2,664
Designated as Hedging Instrument [Member]
Summary of fair value of derivative instruments
Derivative asset, Fair value		86	29
Derivative asset, Notional amount		725	381
Derivative liability, Fair value		2	9
Derivative liability, Notional amount		89	176
Not Designated as Hedging Instrument [Member] | Interest Rate Contracts [Member]
Summary of fair value of derivative instruments
Derivative asset, Fair value	[1]	39	2,602
Derivative asset, Notional amount	[1]	875	32,829
Derivative liability, Fair value	[1]	98	2,611
Derivative liability, Notional amount	[1]	1,059	32,756
Not Designated as Hedging Instrument [Member] | Equity Contracts [Member]
Summary of fair value of derivative instruments
Derivative asset, Fair value		445	411
Derivative asset, Notional amount		7,329	5,990
Not Designated as Hedging Instrument [Member] | Total Return Swaps and Other Derivative contracts [Member]
Summary of fair value of derivative instruments
Derivative asset, Notional amount		77
Derivative liability, Fair value		6	44
Derivative liability, Notional amount		2	2,810
Other Assets Liabilities [Member]
Summary of fair value of derivative instruments
Derivative asset, Fair value	[2]	570	3,042
Derivative asset, Notional amount	[2]	9,006	39,200
Derivative liability, Fair value	[2]	106	2,664
Derivative liability, Notional amount	[2]	$ 1,150	$ 35,742

[1]	The decreases in the fair value and notional amounts of interest rate contracts are primarily a result of revisions made to the Company's economic hedging strategies in conjunction with the change in estimate discussed in Note 4.
[2]	Fair value balance excludes accrued interest on derivative assets and liabilities of $10 and $11 million, respectively, for the year ended December 31, 2015. Fair value balance excludes accrued interest on derivative assets and liabilities of $243 million and $244 million, respectively, for the year ended December 31, 2014.